Financial Instruments - Summary of Fair Value of Financial Instruments that are Measured at Fair Value on a Recurring Basis (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	$ 8,934,151	$ 290,731	$ 5,436,280
Unsecured subordinate corporate bonds	1,059,712	34,485	1,076,458
Trade receivables, net	5,402,714	175,812	6,092,462
Financial assets at FVTOCI	6,944,985	226,000	8,112,274
Financial liabilities at FVTPL	626,760	20,396	417,660
Swap contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	3,205,828	104,323	85,629
Financial liabilities at FVTPL	543,547	17,688	360,797
Forward exchange contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	246,710	8,028	23,373
Financial liabilities at FVTPL	83,213	2,708	56,863
Quoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	45,683	1,486	102,124
Quoted ordinary shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	2,521,964	82,069	2,683,193
Open-end mutual funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	293,385	9,547	334,223
Unquoted preferred shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	13,883	452	11,245
Unquoted preferred shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	628,156	20,441	583,270
Private-placement funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	1,599,932	52,064	1,322,686
Unquoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	419,491	13,651	820,779
Contingent considerations [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	438,176	14,259	394,943
Limited partnership [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	3,502	114	9,206
Target redemption forward contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL			500
Call option and put option of convertible bonds [Member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL			8,463
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	2,815,349	91,616	3,017,416
Financial assets at FVTOCI	45,683	1,486	102,124
Level 1 of fair value hierarchy [member] | Quoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	45,683	1,486	102,124
Level 1 of fair value hierarchy [member] | Quoted ordinary shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	2,521,964	82,069	2,683,193
Level 1 of fair value hierarchy [member] | Open-end mutual funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	293,385	9,547	334,223
Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	3,452,538	112,351	117,965
Financial liabilities at FVTPL	626,760	20,396	417,660
Level 2 of fair value hierarchy [Member] | Swap contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	3,205,828	104,323	85,629
Financial liabilities at FVTPL	543,547	17,688	360,797
Level 2 of fair value hierarchy [Member] | Forward exchange contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	246,710	8,028	23,373
Financial liabilities at FVTPL	83,213	2,708	56,863
Level 2 of fair value hierarchy [Member] | Target redemption forward contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL			500
Level 2 of fair value hierarchy [Member] | Call option and put option of convertible bonds [Member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL			8,463
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	2,666,264	86,764	2,300,899
Unsecured subordinate corporate bonds	1,059,712	34,485	1,076,458
Trade receivables, net	5,402,714	175,812	6,092,462
Financial assets at FVTOCI	6,899,302	224,514	8,010,150
Level 3 of fair value hierarchy [member] | Unquoted preferred shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	13,883	452	11,245
Level 3 of fair value hierarchy [member] | Unquoted preferred shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	628,156	20,441	583,270
Level 3 of fair value hierarchy [member] | Private-placement funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	1,599,932	52,064	1,322,686
Level 3 of fair value hierarchy [member] | Unquoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	419,491	13,651	820,779
Level 3 of fair value hierarchy [member] | Contingent considerations [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	438,176	14,259	394,943
Level 3 of fair value hierarchy [member] | Limited partnership [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	$ 3,502	$ 114	$ 9,206